Events occurring after the reporting period	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Events occurring after the reporting period	Events occurring after the reporting periodThere were no subsequent events that required adjustment to or disclosure in the financial statements of the Group for the year ended December 31, 2025.